                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

-------------------------------------------------------------------------------
1.  Name and address of issuer:
                                THE ARCH FUND, INC.
                                3435 STELZER RD.
                                COLUMBUS, OHIO 43219

-------------------------------------------------------------------------------
2.  Name of each series or class of funds for which this notice is filed:

                                SEE ATTACHED SCHEDULE A

-------------------------------------------------------------------------------
3.  Investment Company Act File Number:     811-3567


    Securities Act File Number:             2-79285



-------------------------------------------------------------------------------
4.  Last day of fiscal year for which this notice is filed:

                                NOVEMBER 30, 1996

-------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                        [       ]

-------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable:



-------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                NONE

-------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                NONE

-------------------------------------------------------------------------------
9. Number and aggregate sale price of securities sold during the fiscal year:

                                    $4,058,819,062 Price
                                     3,488,456,708 Shares

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                $4,058,819,062 Price
                                 3,488,456,708 Shares
-------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                 $71,028,564 Price
                                                  22,987,078 Shares
-------------------------------------------------------------------------------
12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                  $ 4,058,819,062
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plan:                             $    71,028,564
                                                                 --------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                 $ 3,703,887,206
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24F-2:                                 $             0
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2:       $   425,960,420
                                                                 --------------
   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:               1/3300
                                                                 --------------

  (vii) Fee due:                                                $    129,078.92
                                                                 --------------

-------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures.
                                                     [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                    January 24, 1997 and January 27, 1997
-------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ Walter B. Grimm
                                  -----------------------------------
                                        Walter B. Grimm
                                  -----------------------------------
                                        Assistant Secretary

Date   January 28, 1997

* Please print the name and title of the signing officer below the signature.

                                  SCHEDULE A


U.S. GOVERNMENT SECURITIES
--------------------------
        Class E Shares
        Class E - Special Series 1 Shares Class E - Special Series 3 Shares Class E - Special Series 2 Shares

TREASURY MONEY MARKET
---------------------
        Class B Shares
        Class B - Special Series 1 Shares
        Class B - Special Series 2 Shares

TAX-EXEMPT MONEY MARKET
-----------------------
        Class J Shares
        Class J - Special Series 1 Shares

GROWTH & INCOME EQUITY
----------------------
        Class C Shares
        Class C - Special Series 1 Shares Class C - Special Series 3 Shares Class C - Special Series 2 Shares

GOVERNMENT & CORPORATE BOND
---------------------------
        Class D Shares
        Class D - Special Series 1 Shares Class D - Special Series 3 Shares Class D - Special Series 2 Shares

MISSOURI TAX-EXEMPT BOND
------------------------
        Class K Shares
        Class K - Special Series 1 Shares
        Class K - Special Series 2 Shares

MONEY MARKET
------------
        Class A Shares
        Class A - Special Series 1 Shares
        Class A - Special Series 2 Shares
        Class A - Special Series 3 Shares

SMALL CAP EQUITY (formerly EMERGING GROWTH)
-------------------------------------------
        Class F Shares
        Class F - Special Series 1 Shares Class F - Special Series 3 Shares Class F - Special Series 2 Shares

BALANCED
--------
        Class G Shares
        Class G - Special Series 1 Shares Class G - Special Series 3 Shares Class G - Special Series 2 Shares

INTERNATIONAL EQUITY
--------------------
        Class H Shares
        Class H - Special Series 1 Shares Class H - Special Series 3 Shares Class H - Special Series 2 Shares

SHORT INTERMEDIATE MUNICIPAL
----------------------------
        Class I Shares
        Class I - Special Series 1 Shares

NATIONAL MUNICIPAL BOND
-----------------------
        Class N Shares
        Class N - Special Series 1 Shares
        Class N - Special Series 2 Shares

                                   Law Offices
                             DRINKER BIDDLE & REATH
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496


                                January 28, 1997



The ARCH Fund, Inc.
3435 Stelzer Road
Columbus, Ohio 43219


         Re:      Form 24f-2 For The ARCH Fund, Inc.;
                  Registration No. 2-79285
                  -----------------------------------
Ladies and Gentlemen:

         We have acted as counsel for The ARCH Fund, Inc., a Maryland corporation (the "Fund"), in connection with the registration of 3,511,443,786 shares of its Common Stock under the Securities Act of 1933. During the Fund's fiscal year ended November 30, 1996 (the "Fiscal Year"), all of said shares were registered in accordance with Rule 24f-2 under the Investment Company Act of 1940. In giving the opinion stated below, we have reviewed the Fund's Articles of Incorporation, as amended, its Articles Supplementary and By-Laws, resolutions adopted by its Board of Directors and shareholders and such other legal and factual matters as we have deemed appropriate.

         At all times during the Fiscal Year, the Fund was authorized to issue a total of 7,000,000,000 full and fractional shares of Common Stock, par value of $.001 per share. From time to time during the Fiscal Year certain of such shares were classified among the Institutional, Trust, Investor A and Investor B classes. We have been informed by the Fund that at no time during the Fiscal Year did the number of issued and outstanding shares of any class exceed the number of shares of such class that the Fund was authorized to issue.

         We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the federal law of the United States of America.

         Based on the foregoing, we are of the opinion that all of the aforementioned shares of the Fund registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued against payment therefor as described in the Fund's prospectuses, validly issued, fully paid and non-assessable by the Fund.

The ARCH Fund, Inc.
January 28, 1997
Page 2


         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Form 24f-2.

                                           Very truly yours,

                                           /s/ Drinker Biddle & Reath
                                           ----------------------------

                                           DRINKER BIDDLE & REATH